Document and Entity Information	Nov. 13, 2019
Cover [Abstract]
Entity Registrant Name	Capri Holdings Ltd
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001530721
Document Type	8-K
Document Period End Date	Nov. 13, 2019
Entity Incorporation State Country Code	D8
Entity File Number	001-35368
Entity Address, Address Line One	33 Kingsway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2B 6UF
City Area Code	207
Local Phone Number	632 8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, no par value
Trading Symbol	CPRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false